Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.1%)
Communication Services (1.8%)
Comcast Corp. Class A	19,115,665	983,119
Consumer Discretionary (11.4%)
TJX Cos. Inc.	27,941,666	1,829,900
NIKE Inc. Class B	9,638,660	1,612,451
McDonald's Corp.	6,463,807	1,587,188
Home Depot Inc.	3,173,129	1,179,579
		6,209,118
Consumer Staples (16.1%)
Coca-Cola Co.	31,248,658	1,761,487
Colgate-Palmolive Co.	21,390,609	1,629,750
Procter & Gamble Co.	10,445,935	1,493,664
Diageo plc	27,264,862	1,356,474
Costco Wholesale Corp.	2,615,274	1,285,512
PepsiCo Inc.	7,706,502	1,245,371
		8,772,258
Financials (9.9%)
Marsh & McLennan Cos. Inc.	9,662,516	1,611,708
Chubb Ltd.	7,470,209	1,459,529
American Express Co.	8,009,647	1,391,916
PNC Financial Services Group Inc.	4,308,622	909,249
		5,372,402
Health Care (20.5%)
UnitedHealth Group Inc.	4,173,091	1,921,583
Johnson & Johnson	11,260,342	1,834,085
Medtronic plc	12,224,687	1,465,251
Merck & Co. Inc.	15,685,273	1,381,088
Stryker Corp.	4,261,277	1,133,798
Baxter International Inc.	13,815,654	1,090,884
Danaher Corp.	3,120,121	972,760
Pfizer Inc.	20,905,652	914,413
Amgen Inc.	2,217,032	458,859
		11,172,721
Industrials (21.0%)
Union Pacific Corp.	6,750,266	1,629,514
Northrop Grumman Corp.	4,531,930	1,618,896
Honeywell International Inc.	6,953,530	1,520,181
Canadian National Railway Co.	10,290,478	1,367,629
United Parcel Service Inc. Class B	6,162,980	1,315,612
Raytheon Technologies Corp.	14,000,481	1,244,083
General Dynamics Corp.	6,070,777	1,230,850
Lockheed Martin Corp.	2,656,344	882,756

		Shares	Market Value ($000)
	Deere & Co.	1,758,372	601,908
			11,411,429
Information Technology (10.3%)
	Microsoft Corp.	4,693,003	1,556,293
	Accenture plc Class A	3,680,922	1,320,678
	Visa Inc. Class A	5,632,976	1,192,895
	Automatic Data Processing Inc.	4,558,104	1,023,249
	Texas Instruments Inc.	2,708,763	507,839
			5,600,954
Materials (4.9%)
	Linde plc	4,696,550	1,499,139
	Ecolab Inc.	5,252,650	1,167,244
			2,666,383
Real Estate (3.2%)
	Public Storage	2,737,235	909,255
	American Tower Corp.	2,870,168	809,301
			1,718,556
Total Common Stocks (Cost $27,921,411)			53,906,940
Temporary Cash Investments (0.7%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.070%	262	26
		Face Amount ($000)
Repurchase Agreements (0.4%)
	Credit Agricole Securities (USA) Inc. 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $22,400,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 3.625%, 4/15/28, with a value of $22,848,000)	22,400	22,400
	Naxtixis SA 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $15,700,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.250%, 12/31/22–7/31/28, with a value of $16,014,000)	15,700	15,700
	RBS Securities Inc. 0.050%, 11/1/21 (Dated 10/29/21, Repurchase Value $39,900,000, collateralized by U.S. Treasury Note/Bond 0.125%–0.250%, 1/15/22–7/15/29, with a value of $40,698,000)	39,900	39,900
	Societe Generale 0.045%, 11/1/21 (Dated 10/29/21, Repurchase Value $159,201,000, collateralized by Fannie Mae 1.532%–4.500%, 11/1/26–9/1/51, Freddie Mac 2.000%–5.030%, 6/1/30–2/1/51, Ginnie Mae 1.875%–4.500%, 4/20/26–6/20/51, U.S. Treasury Bill 0.000%, 3/24/22–9/8/22, and U.S. Treasury Note/Bond 0.125%–3.000%, 11/30/21–2/15/48, with a value of $162,384,000)	159,200	159,200
			237,200
U.S. Government and Agency Obligations (0.3%)
	United States Cash Management Bill, 0.032%, 1/11/22	150,000	149,981
Total Temporary Cash Investments (Cost $387,218)			387,207
Total Investments (99.8%) (Cost $28,308,629)			54,294,147
Other Assets and Liabilities—Net (0.2%)			125,618
Net Assets (100%)			54,419,765
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	52,550,466	1,356,474	—	53,906,940
Temporary Cash Investments	26	387,181	—	387,207
Total	52,550,492	1,743,655	—	54,294,147